Leases - Schedule of Changes in Lease Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025
Lease liabilities
Lease liabilities, beginning balance	$ 330.8	$ 330.5
Additions	117.2	56.1
Lease modifications	16.8	18.5
Derecognition on termination	0.0	(3.9)
Principal payments	(87.2)	(85.7)
Impact of foreign currency translation	(3.0)	15.3
Lease liabilities, ending balance	374.6	330.8
Retail stores
Lease liabilities
Lease liabilities, beginning balance	260.0	255.7
Additions	111.3	52.2
Lease modifications	9.2	11.7
Derecognition on termination	0.0	(2.7)
Principal payments	(72.9)	(71.4)
Impact of foreign currency translation	(3.2)	14.5
Lease liabilities, ending balance	304.4	260.0
Manufacturing facilities
Lease liabilities
Lease liabilities, beginning balance	23.3	23.8
Additions	0.0	0.0
Lease modifications	7.4	5.4
Derecognition on termination	0.0	0.0
Principal payments	(6.1)	(6.0)
Impact of foreign currency translation	0.0	0.1
Lease liabilities, ending balance	24.6	23.3
Other
Lease liabilities
Lease liabilities, beginning balance	47.5	51.0
Additions	5.9	3.9
Lease modifications	0.2	1.4
Derecognition on termination	0.0	(1.2)
Principal payments	(8.2)	(8.3)
Impact of foreign currency translation	0.2	0.7
Lease liabilities, ending balance	$ 45.6	$ 47.5